Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Investments [Line Items]
Investments

Note 6 — Investments

The Company accounts for its 13% equity ownership in Dreev as an investment in equity securities without a readily determinable fair value subject to impairment. The Company has a consulting services agreement with Dreev related to software development and operations. The consulting services were zero and $43,399, for the three and nine months ended September 30, 2023, respectively. The consulting services were zero each for the three and nine months ended September 30, 2022. The consulting services are being provided to Dreev at the Company’s cost and is recognized as other income, net in the condensed consolidated statements of operations.

In accordance with an advanced subscription agreement dated June 6, 2022, the Company invested $1.0 million in Switch EV Ltd (“Switch”), a nonpublic entity incorporated and registered in the United Kingdom through an advance subscription agreement for a future equity ownership expected be more or less than 5% subject to final valuations. Switch will automatically award the Company the equity ownership with conversion shares in equity upon its completion of either a financing round, company sale or Initial Public Offering, or dissolution event. The Company is expected to account for the investment as an investment in equity securities without a readily determinable fair value subject to impairment. The Company and Switch intend to collaborate in the future to integrate technologies for the advancement of V2G. On March 30, 2023, the Company sold its investment interest in Switch for $1.3 million. A gain of $0.3 million was recorded in Other, net on the statements of operations.

Note 6 — Investments

The Company accounts for its 13% equity ownership in Dreev as an investment in equity securities without a readily determinable fair value subject to impairment. The Company has a consulting services agreement with Dreev related to software development and operations. The consulting services were zero for the years ended December 31, 2022 and December 31, 2021.

In accordance with an advanced subscription agreement dated June 6, 2022, the Company invested $1.0 million in Switch, a nonpublic entity incorporated and registered in the United Kingdom through an advance subscription agreement for a future equity ownership expected to be more or less than 5% subject to final valuations. Switch will automatically award the Company the equity ownership with conversion shares in equity upon its completion of either a financing round, company sale or IPO, or dissolution event. The Company accounts for the investment as an investment in equity securities without a readily determinable fair value subject to impairment. The Company and Switch intend to collaborate in the future to integrate technologies for the advancement of V2G.